Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Schedule of Joint Ventures

€ million
Entity	Country of incorporation	% interest	Nature of relationship	Measurement method	Quoted fair value		Carrying amount

Horizons-4 Satellite LLC	USA	50	Joint venture	Equity	—	*	13
Horizons-3 Satellite LLC	USA	50	Joint venture	Equity	—	*	64

Total							77

*	Private entities – no quoted prices available

Schedule of Financial Information of Joint Ventures
The tables below provide summarised financial information for the Group’s material joint ventures. The information disclosed reflects the amounts presented in the financial statements of the relevant joint ventures and not SES’s share of those amounts. The amounts in the income statement are for full year 2025, although these joint ventures were not acquired by SES until the closure of the Intelsat acquisition in July 2025. For each joint venture, the difference between the Group’s share of the closing net assets and the carrying amount is due to valuation adjustments.

€ million
	Horizons-4 Satellite LLC	Horizons-3 Satellite LLC
Summarised statement of financial position	2025	2025
Current assets
Cash and cash equivalents	1	—
Other current assets	—	5

Total current assets	1	5
Non-current assets	38	200
Current liabilities
Financial liabilities (excluding trade payables)	—	—
Other current liabilities	—	2

Total current liabilities	—	2
Non-current liabilities
Financial liabilities (excluding trade payables)	—	21
Other non-current liabilities	—	—

Total non-current liabilities	—	21

Net assets	39	182

Reconciliation to carrying amounts:
Opening net assets 1 January	50	189
Profit for the period	—	1
Other comprehensive income	—	—
Contributions	—	15
Dividends paid	(5)	—
Foreign exchange differences	(6)	(23)

Closing net assets	39	182

€ million
	Horizons-4 Satellite LLC	Horizons-3 Satellite LLC
Summarised statement of comprehensive income	2025	2025

Revenue	4	31
Interest income	—	—
Depreciation and amortisation	(2)	(20)
Interest expense	—	(3)
Income tax expense	—	—

Profit for the period	—	1
Other comprehensive income	—	—
Total comprehensive income	—	1
Dividends received from associates and joint venture entities	2	—